37. Subsequent events (Details Narrative) R$ in Thousands						1 Months Ended			3 Months Ended	12 Months Ended
	Apr. 02, 2020 BRL (R$)	Mar. 24, 2020	Mar. 16, 2020	Feb. 21, 2020	Feb. 11, 2020 BRL (R$) Number	Jun. 30, 2020	Apr. 30, 2020	Mar. 31, 2020 BRL (R$)	Mar. 31, 2020 BRL (R$)	Dec. 31, 2020	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)
Disclosure of non-adjusting events after reporting period [line items]
Current assets											R$ 4,927,377	R$ 3,310,835
Advances for acquisition of property, plant and equipment											R$ 6,058,101	R$ 2,818,057	R$ 3,195,766
Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Loans and financing								R$ 148,000	R$ 148,000
Maturity									maturing in March 2020 to March 2022
Adjustment of operations - essential network		adjusted our network again from 750 to 50 essential daily flights between the São Paulo International Airport, located in the city of Guarulhos, and all 26 state capitals and Brasília (“Essential Network”).	GOL started to reduce its capacity by 50% to 60% in the domestic market, and by 90% to 95% in the international market			operating an average of 120 daily flights
Description of variable costs								all Brazilian capitals and the federal district, which corresponded to a reduction of 93% in domestic flights, and a temporary interruption in all international flights
Description of personnel expenses							a planned reduction of approximately 50% in payroll expenses and relevant charges, particularly with reduction of working hours and, consequently, a reduction of 35% in salaries of air service and ground service workers; negotiation to reduce the working hours of our crew by 50%; 40% reduction in the compensation of our officers; adoption of unpaid leave (LNR) by approximately 5.4 thousand employees (approximately 34% of our total staff), with these adoptions signed until March 31, 2020;
Description of provisional measure							reducing the salaries of employees by 50%, the compensation of officers by 60%, and adopting the suspension of labor agreements of around 800 employees, in addition to the 5,400 employees previously mentioned
Description of aircraft and engines lease							postponement of payments for a period of 3 to 6 months, which should enable us to retain funds of approximately R$452.4 million
Other expenses and revenues	R$ 447,000
Provision for cancellations								R$ 22,271	R$ 22,271
Equity valuation adjustment, derivative losses									291,925
Equity valuation adjustment, exchange variation expenses									R$ 290,346
Downtime status of Boeing 737 MAX									(a) compensation for losses incurred since the stoppage of aircraft operations, to date, and as a result of the non-delivery of aircraft, as set forth in the purchase agreements; (b) reduction in the number of firm orders by 34 aircraft to 95 in total; (c) the flexibility to additionally the number of 35 aircraft; and (d) the flexibility to convert the existing orders for other Max-models.
Advances for acquisition of property, plant and equipment								136,962	R$ 136,962
Amount recorded in income statement									309,980
Amount received	R$ 446,942
Invested in future acquisition of new aircraft								1,901,306	1,901,306
Events After Reporting Period [Member] | Receivables [member]
Disclosure of non-adjusting events after reporting period [line items]
Current assets								446,942	446,942
Events After Reporting Period [Member] | Exchange Variation [Member]
Disclosure of non-adjusting events after reporting period [line items]
Amount recorded in income statement									63,041
Events After Reporting Period [Member] | Other Income and Expenses [Member]
Disclosure of non-adjusting events after reporting period [line items]
Amount recorded in income statement									193,503
Events After Reporting Period [Member] | Creditors [Member]
Disclosure of non-adjusting events after reporting period [line items]
Short-term obligations								R$ 233,081	R$ 233,081
Events After Reporting Period [Member] | BRAZIL
Disclosure of non-adjusting events after reporting period [line items]
GDP rate										5.00%
Events After Reporting Period [Member] | 8.875% Senior Notes Due On 2022 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Funds use redeem debt					R$ 330,000
Events After Reporting Period [Member] | 8.87% Senior Notes Due On 2022 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Redemption date				Mar. 23, 2020
Redeemed note percentage				102.219%
Events After Reporting Period [Member] | Aircraft [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of aircraft sale | Number					11
Reduce net debt					R$ 500,000
Reducing in financial lease debt					130,000
Cash liquidity					R$ 370,000
Events After Reporting Period [Member] | Aircraft [Member] | 8.875% Senior Notes Due On 2022 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Interest rate					8.875%
Maturity					maturing in 2022